Income taxes (Schedule of detailed information about effective income tax expense (recovery)) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (2,287,095)	$ (1,012,987)	$ (1,245,393)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (606,080)	$ (268,439)	$ (330,029)
Accretion expense and loss (gain) on convertible debentures and derivative liabilities	269,531	(97,480)	0
Stock-based compensation	10,992	95,412	0
Non-deductible (non-taxable) expenses and other items	(3,780)	82,530	143,550
Effect of exchange rate on deferred tax assets carried forward and other	940,577	(644,649)	38,037
Change in deferred tax assets not recognized	(611,240)	832,626	148,442
Current tax expense (income)	$ 0	$ 0	$ 0